Identifiable intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balances – Beginning of the year	$ (70)	$ (237)
Additions	0	(5)
Impairment (loss) reversal	44	(85)
Recurring amortization expense	38	83
Impact of foreign exchange rate changes	(14)	4
Balances – End of the year	(90)	(70)
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balances – Beginning of the year	(30,032)	(31,151)
Additions	0	(5)
Impairment (loss) reversal	0	0
Recurring amortization expense	0	0
Impact of foreign exchange rate changes	(4,214)	1,124
Balances – End of the year	(34,246)	(30,032)
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balances – Beginning of the year	(29,962)	(30,914)
Additions	0	0
Impairment (loss) reversal	(44)	85
Recurring amortization expense	(38)	(83)
Impact of foreign exchange rate changes	(4,200)	1,120
Balances – End of the year	$ (34,156)	$ (29,962)